Intangible Asset (Tables)	6 Months Ended
Dec. 31, 2025
Intangible Asset [Abstract]
Schedule of Intangible Asset
	Supply/Service Agreements	Computer system	Goodwill	Total
	RM	RM	RM	RM
December 31, 2025

Cost
As of July 1, 2025 and December 31, 2025	31,864,594	78,000,000	29,884,537	139,749,131

Accumulated amortization and impairment loss
As of July 1, 2025	(13,011,375)	(65,244,989)	(7,734,427)	(85,990,791)
Charge for the period	(1,593,230)	(2,343,656)	-	(3,936,886)
As of December 31, 2025	(14,604,605)	(67,588,645)	(7,734,427)	(89,927,677)

Net carrying amount
As of December 31, 2025	17,259,989	10,411,355	22,150,110	49,821,454

	Supply/Service Agreements	Computer system	Goodwill	Total
	RM	RM	RM	RM
June 30, 2025

Cost
As of July 1, 2024	31,864,594	108,183,437	29,884,537	169,932,568
Written off	-	(30,183,437)	-	(30,183,437)
As of June 30, 2025	31,864,594	78,000,000	29,884,537	139,749,131
Accumulated amortization and impairment loss
As of July 1, 2024	(9,824,916)	(71,348,434)	-	(81,173,350)
Charge for the year	(3,186,459)	(15,744,999)	-	(18,931,458)
Written off	-	29,893,433	-	29,893,433
Impairment loss	-	(8,044,989)	(7,734,427)	(15,779,416)
As of June 30, 2025	(13,011,375)	(65,244,989)	(7,734,427)	(85,990,791)
Net carrying amount
As of June 30, 2025	18,853,219	12,755,011	22,150,110	53,758,340